STOCK-BASED COMPENSATION - Restricted Shares (Details) - Restricted stock	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted stock (units) at January 1, number of shares of restricted stock (unit) | shares	17,410
Vested, number of share of restricted stock (units) | shares	(17,410)
Unvested restricted stock (units) at December 31, number of shares of restricted stock (unit) | shares	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested restricted stock (units) at January 1, weighted average grant date fair value | $ / shares	$ 9.57
Vested, weighted average grant date fair value | $ / shares	9.57
Non-vested restricted stock (units) at December 31, weighted average grant date fair value | $ / shares	$ 0